Restructuring expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 91	SFr 255	SFr 346
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	41	73	114
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	50	182	232
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	61	56	117
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(21)	104	83
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	10	22	32
Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	4	40	44
International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	15	8	23
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	10	1	11
Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	50	100	150
Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(8)	27	19
Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	20	SFr 79	99
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 85		SFr 318